WARRANTS - Broker warrants (Details) € in Thousands		1 Months Ended
	Nov. 18, 2020 EUR (€) shares	Feb. 18, 2021 EUR (€) shares	Dec. 31, 2022 $ / shares shares	Sep. 05, 2022 $ / shares shares
WARRANTS
Exercise price of warrants (in dollars per share) | $ / shares				$ 9.28
Number of shares issued on exercise of warrants				979,048
Broker warrants
WARRANTS
Number of warrants	177,434
Increase in fair value of warrants | €	€ 399	€ 196
Decrease in share capital | €	331
Decrease in fair value of warrants | €	€ 68	€ 361
Exercise price of warrants (in dollars per share) | $ / shares			$ 7.00
Number of common share per unit			1
Number of warrants per unit			0.5
Exercise of warrants (in shares)		160,548
Number of shares issued on exercise of warrants		160,548
Increase in share capital | €		€ 897
Broker warrants | Maximum
WARRANTS
Number of public offering warrants issued on exercise of broker warrants		80,274